CONSOLIDATED STATEMENT OF STOCKHOLDERS' DEFICIT - USD ($)	Common Stock [Member] Conversion Of Debt For Note Payments Other [Member]	Common Stock [Member] Conversion of Convertible Debt [Member]	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member] Conversion Of Debt For Note Payments Other [Member]	Additional Paid-in Capital [Member] Conversion of Convertible Debt [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Conversion Of Debt For Note Payments Other [Member]	Conversion of Convertible Debt [Member]	Total
Balance at Dec. 31, 2018			$ 193	$ 30,000			$ 4,412,356	$ (5,180,431)			$ (737,882)
Balance (in Shares) at Dec. 31, 2018			192,684
Common shares issued under private placement offering - net of expenses			$ 28				80,228				80,256
Common shares issued under private placement offering - net of expenses (in Shares)			27,883
Common shares issued for conversion of convertible debenture notes - net of expenses			$ 665				142,562				143,227
Common shares issued for conversion of convertible debenture notes - net of expenses (in Shares)			665,263
Derivative adjustments							401,650				401,650
Net (loss) for the period								(1,381,077)			(1,381,077)
Balance at Dec. 31, 2019			$ 886	30,000			5,036,796	(6,561,508)			(1,493,826)
Balance (in Shares) at Dec. 31, 2019			885,829
Common shares issued for conversion of convertible debenture notes - net of expenses		$ 2,553	$ 2,676			$ 43,507	87,945			$ 46,060	90,621
Common shares issued for conversion of convertible debenture notes - net of expenses (in Shares)		2,553,553	2,675,531
Restricted shares issued for insider compensation			$ 29				14,471				14,500
Restricted shares issued for insider compensation (in Shares)			29,412
Derivative adjustments							55,741				55,741
Net (loss) for the period								(371,205)			(371,205)
Balance at Jun. 30, 2020			$ 6,144	30,000			5,238,462	(6,932,714)			(1,658,108)
Balance (in Shares) at Jun. 30, 2020			6,144,325
Balance at Dec. 31, 2019			$ 886	30,000			5,036,796	(6,561,508)			(1,493,826)
Balance (in Shares) at Dec. 31, 2019			885,829
Net (loss) for the period											(799,162)
Balance at Sep. 30, 2020			$ 8,948	30,000			5,247,962	(7,360,670)			(2,073,760)
Balance (in Shares) at Sep. 30, 2020			8,947,703
Balance at Dec. 31, 2019			$ 886	30,000			5,036,796	(6,561,508)			(1,493,826)
Balance (in Shares) at Dec. 31, 2019			885,829
Common shares issued for conversion of convertible debenture notes - net of expenses			$ 9,107				220,658				229,765
Common shares issued for conversion of convertible debenture notes - net of expenses (in Shares)			9,107,296
Common shares issued for warrants net of expenses			$ 5,709				198,984				$ 204,693
Common shares issued for warrants net of expenses (in Shares)			5,708,912
Restricted shares issued for insider compensation (in Shares)											5,000,000
Net (loss) for the period								(524,759)			$ (524,759)
Balance at Dec. 31, 2020			$ 15,702	30,000			5,456,438	(7,086,267)			(1,584,127)
Balance (in Shares) at Dec. 31, 2020			15,702,037
Balance at Jun. 30, 2020			$ 6,144	30,000			5,238,462	(6,932,714)			(1,658,108)
Balance (in Shares) at Jun. 30, 2020			6,144,325
Restricted shares issued for insider compensation			$ 5,000				9,500				14,500
Restricted shares issued for insider compensation (in Shares)			5,000,000
Net (loss) for the period								(799,162)			(799,162)
Balance at Sep. 30, 2020			$ 8,948	30,000			5,247,962	(7,360,670)			(2,073,760)
Balance (in Shares) at Sep. 30, 2020			8,947,703
Balance at Dec. 31, 2020			$ 15,702	30,000			5,456,438	(7,086,267)			(1,584,127)
Balance (in Shares) at Dec. 31, 2020			15,702,037
Common shares issued for conversion of convertible debenture notes - net of expenses			$ 1,748				33,906				35,654
Common shares issued for conversion of convertible debenture notes - net of expenses (in Shares)			1,747,753
Common shares issued for warrants net of expenses			$ 6,320				53,404				59,724
Common shares issued for warrants net of expenses (in Shares)			6,319,930
Restricted shares issued for insider compensation			$ 5,000				55,000				60,000
Restricted shares issued for insider compensation (in Shares)			5,000,000
Rounding			$ 111				(111)
Rounding (in Shares)			111,410
Conversions of debt for note payments			$ 5,360				67,330				72,690
Conversions of debt for note payments (in Shares)			5,360,536
Common shares issued for warrants net of expenses			$ 5,545				39,231				44,776
Common shares issued for warrants net of expenses (in Shares)			5,545,039
Shares issued for reserve and commitment fees on debt issue			$ 1,120				66,080				67,200
Shares issued for reserve and commitment fees on debt issue (in Shares)			1,120,000
Net (loss) for the period								(49,183)			(49,183)
Balance at Jun. 30, 2021			$ 40,906	30,000			5,771,278	(7,135,450)			(1,293,266)
Balance (in Shares) at Jun. 30, 2021			40,906,705
Balance at Dec. 31, 2020			$ 15,702	30,000			5,456,438	(7,086,267)			(1,584,127)
Balance (in Shares) at Dec. 31, 2020			15,702,037
Net (loss) for the period											(209,295)
Balance at Sep. 30, 2021			$ 70,462	27,800			5,819,645	(7,295,562)			(1,377,655)
Balance (in Shares) at Sep. 30, 2021			70,462,489
Balance at Jun. 30, 2021			$ 40,906	30,000			5,771,278	(7,135,450)			(1,293,266)
Balance (in Shares) at Jun. 30, 2021			40,906,705
Restricted shares issued for insider compensation			$ 22,000	(2,200)							19,800
Restricted shares issued for insider compensation (in Shares)			22,000,000
Conversions of debt for note payments	$ 1,282		$ 4,774		$ 23,718		20,649		$ 25,000		25,423
Conversions of debt for note payments (in Shares)	1,282,051		4,773,733
Shares issued to insiders and consultants			$ 1,500				4,000				5,500
Shares issued to insiders and consultants (in Shares)			1,500,000
Net (loss) for the period								(160,112)			(160,112)
Balance at Sep. 30, 2021			$ 70,462	$ 27,800			$ 5,819,645	$ (7,295,562)			$ (1,377,655)
Balance (in Shares) at Sep. 30, 2021			70,462,489